Revenue recognition - Summary of Passenger Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue [Line Items]
Revenue from rendering of passenger transport services	$ 4,860,479	$ 5,150,889	$ 4,504,157
Passengers
Disclosure Of Revenue [Line Items]
Revenue from rendering of passenger transport services	4,305,173	4,504,774	4,042,806
Ancillaries
Disclosure Of Revenue [Line Items]
Revenue from rendering of passenger transport services	$ 555,306	$ 646,115	$ 461,351